ADVANCED SERIES TRUST

AST Bond Portfolio 2025; AST Bond Portfolio 2026; AST Bond Portfolio 2027; AST Bond Portfolio 2028;

AST Bond Portfolio 2029; AST Bond Portfolio 2030; AST Bond Portfolio 2031; AST Bond Portfolio 2032;

AST Bond Portfolio 2033; AST Bond Portfolio 2034; AST Bond Portfolio 2035; AST Bond Portfolio 2036

AST Investment Grade Bond Portfolio

Supplement dated April 8, 2025 to the
Currently Effective Statement of Additional Information

This supplement should be read in conjunction with the currently effective Statement of Additional Information (SAI) for Advanced Series Trust (the Trust) relating to the portfolios referenced above (each a Portfolio and collectively the Portfolios). The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

Effective immediately, Mr. Gary Wu will replace Mr. Scott Donnelly as a portfolio manager to the Portfolios.

To reflect these changes, the SAI is hereby revised as follows effective immediately:

I.	All references and information pertaining to Scott Donnelly are hereby removed from the SAI.

II.

The respective tables pertaining to the Portfolios in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS” are hereby revised by adding the following information with respect to Mr. Wu for each Portfolio:

AST Bond Portfolio 2025

Subadviser	Portfolio Managers	Registered Investment Companies* (in millions)	Other Pooled Investment Vehicles* (in millions)	Other Accounts* (in millions)	Ownership of Portfolio Securities*
PGIM Fixed Income††	Gary Wu	44/$18,237,703,374	24/$8,209,426,171 3/$1,016,320,643	116/$13,745,500,502 2/$59,877,327	None
*Information as of December 31, 2024.
 †† PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., also serves as subadviser to the Portfolio.

AST Bond Portfolio 2026

Subadviser	Portfolio Managers	Registered Investment Companies* (in millions)	Other Pooled Investment Vehicles* (in millions)	Other Accounts* (in millions)	Ownership of Portfolio Securities*
PGIM Fixed Income††	Gary Wu	44/$18,259,91,863	24/$8,209,426,171 3/$1,016,320,643	116/$13,745,500,502 2/$59,877,327	None
*Information as of December 31, 2024.
 †† PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., also serves as subadviser to the Portfolio.

AST Bond Portfolio 2027

Subadviser	Portfolio Managers	Registered Investment Companies* (in millions)	Other Pooled Investment Vehicles* (in millions)	Other Accounts* (in millions)	Ownership of Portfolio Securities*
PGIM Fixed Income††	Gary Wu	44/$18,239,388,456	24/$8,209,426,171 3/$1,016,320,643	116/$13,745,500,502 2/$59,877,327	None
*Information as of December 31, 2024.
 †† PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., also serves as subadviser to the Portfolio.

AST Bond Portfolio 2028

Subadviser	Portfolio Managers	Registered Investment Companies* (in millions)	Other Pooled Investment Vehicles* (in millions)	Other Accounts* (in millions)	Ownership of Portfolio Securities*
PGIM Fixed Income††	Gary Wu	44/$18,211,616,655	24/$8,209,426,171 3/$1,016,320,643	116/$13,745,500,502 2/$59,877,327	None
*Information as of December 31, 2024.
 †† PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., also serves as subadviser to the Portfolio.

AST Bond Portfolio 2029

Subadviser	Portfolio Managers	Registered Investment Companies* (in millions)	Other Pooled Investment Vehicles* (in millions)	Other Accounts* (in millions)	Ownership of Portfolio Securities*
PGIM Fixed Income††	Gary Wu	44/$18,273,983,546	24/$8,209,426,171 3/$1,016,320,643	116/$13,745,500,502 2/$59,877,327	None
*Information as of December 31, 2024.
 †† PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., also serves as subadviser to the Portfolio.

AST Bond Portfolio 2030

Subadviser	Portfolio Managers	Registered Investment Companies* (in millions)	Other Pooled Investment Vehicles* (in millions)	Other Accounts* (in millions)	Ownership of Portfolio Securities*
PGIM Fixed Income††	Gary Wu	44/$18,227,430,306	24/$8,209,426,171 3/$1,016,320,643	116/$13,745,500,502 2/$59,877,327	None
*Information as of December 31, 2024.
 †† PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., also serves as  subadviser to the Portfolio.

AST Bond Portfolio 2031

Subadviser	Portfolio Managers	Registered Investment Companies* (in millions)	Other Pooled Investment Vehicles* (in millions)	Other Accounts* (in millions)	Ownership of Portfolio Securities*
PGIM Fixed Income††	Gary Wu	44/$18,207,712,848	24/$8,209,426,171 3/$1,016,320,643	116/$13,745,500,502 2/$59,877,327	None
*Information as of December 31, 2024.
 †† PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., also serves as  subadviser to the Portfolio.

AST Bond Portfolio 2032

Subadviser	Portfolio Managers	Registered Investment Companies* (in millions)	Other Pooled Investment Vehicles* (in millions)	Other Accounts* (in millions)	Ownership of Portfolio Securities*
PGIM Fixed Income††	Gary Wu	44/$18,210,836,771	24/$8,209,426,171 3/$1,016,320,643	116/$13,745,500,502 2/$59,877,327	None
*Information as of December 31, 2024.
 †† PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., also serves as  subadviser to the Portfolio.

AST Bond Portfolio 2033

Subadviser	Portfolio Managers	Registered Investment Companies* (in millions)	Other Pooled Investment Vehicles* (in millions)	Other Accounts* (in millions)	Ownership of Portfolio Securities*
PGIM Fixed Income††	Gary Wu	44/$18,276,270,626	24/$8,209,426,171 3/$1,016,320,643	116/$13,745,500,502 2/$59,877,327	None
*Information as of December 31, 2024.
 †† PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., also serves as  subadviser to the Portfolio.

AST Bond Portfolio 2034

Subadviser	Portfolio Managers	Registered Investment Companies* (in millions)	Other Pooled Investment Vehicles* (in millions)	Other Accounts* (in millions)	Ownership of Portfolio Securities*
PGIM Fixed Income††	Gary Wu	44/$18,273,566,836	24/$8,209,426,171 3/$1,016,320,643	116/$13,745,500,502 2/$59,877,327	None
*Information as of December 31, 2024.
 †† PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., also serves as  subadviser to the Portfolio.

AST Bond Portfolio 2035

Subadviser	Portfolio Managers	Registered Investment Companies* (in millions)	Other Pooled Investment Vehicles* (in millions)	Other Accounts* (in millions)	Ownership of Portfolio Securities*
PGIM Fixed Income††	Gary Wu	44/$18,275,209,101	24/$8,209,426,171 3/$1,016,320,643	116/$13,745,500,502 2/$59,877,327	None
*Information as of December 31, 2024.
 †† PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., also serves as subadviser to the Portfolio.

AST Bond Portfolio 2036

Subadviser	Portfolio Managers	Registered Investment Companies* (in millions)	Other Pooled Investment Vehicles* (in millions)	Other Accounts* (in millions)	Ownership of Portfolio Securities*
PGIM Fixed Income††	Gary Wu	44/$18,280,440,054	24/$8,209,426,171 3/$1,016,320,643	116/$13,745,500,502 2/$59,877,327	None
*Information as of December 31, 2024.
 †† PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., also serves as subadviser to the Portfolio.

AST Investment Grade Bond Portfolio

Subadviser	Portfolio Managers	Registered Investment Companies* (in millions)	Other Pooled Investment Vehicles* (in millions)	Other Accounts* (in millions)	Ownership of Portfolio Securities*
PGIM Fixed Income††	Gary Wu	44/$10,791,483,627	24/$8,209,426,171 3/$1,016,320,643	116/$13,745,500,502 2/$59,877,327	None
*Information as of December 31, 2024.
†† PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., also serves as subadviser to the Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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